SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 61,115	$ 51,002	$ 33,336
Additions from tax positions related to the current period	7,957	16,953	26,916
Additions from tax positions related to prior periods	629		311
Reductions from tax positions related to earlier periods	(863)	(5,485)	(8,512)
Settlement of tax positions	(326)	(1,355)	(1,049)
Balance at end of period	$ 68,512	$ 61,115	$ 51,002